UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

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    ANNUAL REPORT
    USAA WORLD GROWTH FUND
    FUND SHARES o ADVISER SHARES
    MAY 31, 2013

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PRESIDENT'S MESSAGE

"THE STRONG PERFORMANCE WAS DRIVEN, IN
MY OPINION, BY THE ONGOING QUANTITATIVE            [PHOTO OF DANIEL S. McNAMARA]
EASING OF GLOBAL CENTRAL BANKS AND HOPES
FOR FUTURE ECONOMIC GROWTH."

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JUNE 2013

Global financial markets performed well during the one-year reporting period, with developed markets equities, including U.S. stocks, generating strong gains. The exuberance -- particularly in the U.S. equity market -- was remarkable, given the less-than-remarkable improvement in underlying fundamentals. The strong performance was driven, in my opinion, by the ongoing quantitative easing of global central banks and hopes for future economic growth.

These quantitative easing measures began in 2008 when the Federal Reserve (the
Fed) took action during the financial crisis to keep the financial markets working and the U.S. economy afloat. In the years since, the Fed has purchased billions of dollars of mortgage-backed securities and U.S. Treasuries to push down long-term interest rates and to help boost economic growth. The Fed's actions have been mimicked by central bankers all over the world, most recently by the Bank of Japan, which has said it might add stocks and real estate investment trusts to its own purchases of fixed-income securities.

As expected, the Fed's efforts through quantitative easing allowed long-term interest rates to remain exceptionally low during the reporting period. As a result, investors were incentivized to seek higher yields in riskier asset classes -- even in the face of questionable fundamentals. During the reporting period, global economic growth was weak and according to some indicators, showed signs of decelerating. The U.S. economy was stable, but expanded at a much slower pace than most of us would have liked. Although the unemployment rate fell during the reporting period, job creation was sluggish. The U.S. market, which

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has steadily improved, was a bright spot. In some metropolitan areas, home prices rose significantly. Meanwhile, corporate earnings growth was tepid. Without the expansion of already high profit margins, bottom-line earnings growth will need to come from stronger revenues and at the time of this writing, revenues have been disappointing.

For most of the reporting period, the bond market remained relatively flat, moving up and down in a relatively narrow range. However, during May 2013, bond market volatility increased after Fed Chairman Ben Bernanke said that the Fed might change course if economic data continued to strengthen. Bond investors appeared to interpret his comments as a sign that the Fed might prematurely "taper" its stimulus measures. In my opinion, the bond market overreacted to Bernanke's comments. I believe he was only reiterating Fed policy -- that the U.S. central bank would start tapering when economic conditions warranted it.

The emerging markets, meanwhile, struggled during the reporting period. Many emerging markets countries are reliant on commodities and in the weak global economy, commodities were less in demand. Also, investors seemed concerned about inflation as well as rising input costs, which could pressure the profit margins of emerging markets companies. These are short-term challenges, in my view, and USAA Asset Management Company maintains a positive long-term outlook for the emerging markets.

As always, we will continue to monitor events, including shifts in Fed policy, economic trends, corporate earnings and other factors that could potentially affect your investments. Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   Distributions to Shareholders                                              12

   Report of Independent Registered Public Accounting Firm                    13

   Portfolio of Investments                                                   14

   Notes to Portfolio of Investments                                          20

   Financial Statements                                                       21

   Notes to Financial Statements                                              24

EXPENSE EXAMPLE                                                               41

ADVISORY AGREEMENT(S)                                                         43

TRUSTEES' AND OFFICERS' INFORMATION                                           51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. ALL RIGHTS RESERVED.

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FUND OBJECTIVE

THE USAA WORLD GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DAVID R. MANNHEIM]                       [PHOTO OF ROGER MORLEY]

    DAVID R. MANNHEIM                                  ROGER MORLEY
    MFS Investment Management                          MFS Investment Management

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o HOW DID THE USAA WORLD GROWTH FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    For the reporting period ended May 31, 2013, the Fund Shares had a total return of 32.93%. This compares to returns of 27.83% for the Lipper Global Funds Index, and 27.77% for the Morgan Stanley Capital International (MSCI) World Index (the Index).

o   PLEASE REVIEW MARKET CONDITIONS OVER THE ANNUAL PERIOD.

    In the months prior to the beginning of the period, the market was characterized by a healthy risk appetite as a result of additional liquidity measures by the Federal Reserve Bank (the Fed) and the European Central Bank (the ECB) as well as a commensurate improvement in macroeconomic conditions. By the beginning of the period, however, conditions worsened, driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone's capacity and determination to address its ongoing crisis. Despite this deterioration, broad market sentiment remained relatively resilient as equity markets generally maintained gains and credit spreads did not widen.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA WORLD GROWTH FUND

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    The renewed weakness in the fundamentals precipitated a further round of monetary easing by both the Fed (through a third round of quantitative easing) and the ECB (through a new bond purchase facility) in the middle of the period, which soon instilled additional confidence in risk markets. Nonetheless, towards the end of calendar year 2012, weaker equity earnings reports and declining forward guidance from companies caused market sentiment to soften. In addition, year-end "fiscal cliff" negotiations between members of Congress and the president were a particular source of market attention, with uncertainty continuing right up to the end-of-year deadline. A last minute political agreement averted the worst-case scenario and markets gravitated towards risk assets again, although the implementation of the U.S. budget sequester, combined with the uncertainty surrounding the Italian election results, would soon insert a degree of caution.

    During the first few months of 2013, market sentiment was generally on an upward trend, as global macroeconomic indicators improved and fears of fiscal austerity in the U.S. waned. By the end of the period, global growth dynamics showed signs of slackening again, but markets were generally unfazed, apparently drawing comfort from the continued easing by global central banks and the Bank of Japan in particular.

o   WHAT FACTORS DROVE THE FUND'S OUTPERFORMANCE RELATIVE TO THE INDEX?

    Stock selection in the consumer staples sector was a leading factor benefiting performance relative to the benchmark. In particular, the Fund's holdings of alcoholic beverage brewer Heineken N.V. and pulp and paper manufacturer and consumer goods company Svenska Cellulosa AB "B" boosted relative returns. Stock selection in the industrial goods & services, health care and technology sectors also bolstered relative performance. In the industrial goods & services sector, the Fund's holdings of electrical systems manufacturer Legrand S.A. positively affected relative returns. In the health care sector, holdings

    You will find a complete list of securities that the Fund owns on pages
    14-19.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    of life sciences supply company Thermo Fisher Scientific, Inc. and German pharmaceutical companies Bayer AG and Merck KGaA aided relative results. The Fund's lack of exposure to computer and personal electronics maker Apple, Inc. was a primary contributor to relative performance within the technology sector.

    Stock selection in the basic materials sector benefited relative returns, as did an underweight position in the utilities & communications sector. Elsewhere, holdings of investment management company State Street Corp.; global payments technology company Visa, Inc. "A"; and global consulting and outsourcing company Accenture plc "A" supported relative results. Finally, while all of MFS' investment decisions are driven by individual company fundamentals, the Fund's currency exposures were a contributor to performance versus the benchmark.

    On the downside, stock selection in the energy sector negatively affected relative performance. In particular, holdings of gas and oil developer INPEX Corp. and oil and gas turnkey contractor Saipem S.p.A. dampened relative returns. The Fund's underweight position in the financial services sector also hindered relative results, driven principally by a lack of exposure to the big three U.S. banking giants, Citigroup, JPMorgan Chase and Bank of America. Elsewhere, holdings of computer and electronics manufacturer Canon, Inc.; cardiovascular medical device maker St. Jude Medical, Inc.; imaging, health care and medical products manufacturer HOYA Corp,; and food and beverage producer DANONE S.A. constrained relative performance. Finally, the Fund's modest cash position maintained to provide liquidity for new purchases detracted from performance versus the benchmark in a period when equity markets rose.

o   WHAT IS THE MARKET OUTLOOK AND HOW IS THE FUND POSITIONED?

    The strategy continues to focus on high-quality companies with sustainable, above-average growth and returns, whose prospects are not reflected in their valuation. MFS has maintained overweight positions in a number of consumer staples and media companies, which

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4  | USAA WORLD GROWTH FUND

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    they believe have strong brands and diverse geographical footprints. The Fund remains overweight to high-quality luxury retailers whose long-term growth and return prospects are increasingly driven by strong economic growth and expanding wealth in emerging markets. In medical technology and life sciences, the Fund is overweight a number of attractively valued companies with growth opportunities driven by distinctive product advantages. By contrast, the Fund is underweight to pharmaceutical companies despite their low valuations, as MFS does not have sufficient confidence in the sustainability of their long-term growth given the significant patent expirations expected over the next several years.

    MFS has avoided metals and mining companies that are sensitive to commodity prices. Instead, the Fund owns several industrial gas and specialty chemical companies that MFS believe have more sustainable growth and return prospects through economic cycles. While the Fund has been underweight to integrated energy companies, most of whom are facing declining reserves and increasing costs, it holds several oil service companies that MFS believes are better positioned to benefit from long-term global energy exploration demand. The portfolio is not invested in any telecommunication companies and remains underweight in electric power companies because of limited opportunity for them to provide above-market levels of growth, particularly in developed markets. A continued underweight in financials is driven by the belief that most developed market commercial banks and insurance companies cannot grow faster than global gross domestic product through a full cycle, as well as concerns around regulatory risk and increased capital requirements.

    Under all market conditions, the Fund will continue to focus on individual stock selection, looking for reasonably priced companies with above average growth prospects. Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAWX)


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                                         5/31/13                   5/31/12
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Net Assets                            $879.2 Million            $615.6 Million
Net Asset Value Per Share                 $24.24                    $18.41


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/13
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   1 Year                          5 Years                           10 Years

   32.93%                           5.32%                             10.21%


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                          EXPENSE RATIO AS OF 5/31/12*
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                                      1.30%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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6  | USAA WORLD GROWTH FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA WORLD GROWTH         LIPPER GLOBAL            MSCI WORLD
                    FUND SHARES             FUNDS INDEX                INDEX
05/31/03            $10,000.00              $10,000.00              $10,000.00
06/30/03             10,115.21               10,192.01               10,171.81
07/31/03             10,222.73               10,407.45               10,377.18
08/31/03             10,330.26               10,682.96               10,600.10
09/30/03             10,445.47               10,741.35               10,663.90
10/31/03             10,967.74               11,352.27               11,295.65
11/30/03             11,236.56               11,562.99               11,466.38
12/31/03             11,909.94               12,260.53               12,184.86
01/31/04             12,125.50               12,517.78               12,380.38
02/29/04             12,418.05               12,785.09               12,587.69
03/31/04             12,371.86               12,730.45               12,504.17
04/30/04             12,287.17               12,401.36               12,248.06
05/31/04             12,387.26               12,443.34               12,350.27
06/30/04             12,649.01               12,652.75               12,613.38
07/31/04             12,248.68               12,179.93               12,201.56
08/31/04             12,233.28               12,186.94               12,255.19
09/30/04             12,510.44               12,512.70               12,487.02
10/31/04             12,849.18               12,811.72               12,792.59
11/30/04             13,518.97               13,526.19               13,464.60
12/31/04             14,091.73               14,022.99               13,978.58
01/31/05             13,879.17               13,756.40               13,663.86
02/28/05             14,225.56               14,195.33               14,096.71
03/31/05             13,957.90               13,899.83               13,824.26
04/30/05             13,643.00               13,588.50               13,521.88
05/31/05             13,816.19               13,819.30               13,762.12
06/30/05             13,745.34               13,967.00               13,881.21
07/31/05             14,312.16               14,518.94               14,366.10
08/31/05             14,485.35               14,698.04               14,474.35
09/30/05             14,721.53               15,089.82               14,850.30
10/31/05             14,477.48               14,749.01               14,490.02
11/30/05             14,776.64               15,217.08               14,972.82
12/31/05             15,181.32               15,690.27               15,304.53
01/31/06             15,871.00               16,496.65               15,987.93
02/28/06             15,913.57               16,381.28               15,964.13
03/31/06             16,262.66               16,800.54               16,315.16
04/30/06             16,782.05               17,259.95               16,810.50
05/31/06             16,441.47               16,621.33               16,236.27
06/30/06             16,552.16               16,585.09               16,231.51
07/31/06             16,807.59               16,587.82               16,332.81
08/31/06             17,275.89               17,023.77               16,756.76
09/30/06             17,565.38               17,256.88               16,956.57
10/31/06             18,033.68               17,808.82               17,578.92
11/30/06             18,476.43               18,318.08               18,009.39
12/31/06             18,818.43               18,717.93               18,375.54
01/31/07             19,195.55               19,006.52               18,592.47
02/28/07             18,978.71               18,814.86               18,495.72
03/31/07             19,186.12               19,193.43               18,834.29
04/30/07             19,996.94               19,927.39               19,664.92
05/31/07             20,336.35               20,542.84               20,215.92
06/30/07             20,242.07               20,512.96               20,059.99
07/31/07             19,817.80               20,097.98               19,615.73
08/31/07             19,930.94               20,064.15               19,600.85
09/30/07             20,732.33               20,882.19               20,532.98
10/31/07             21,222.59               21,593.93               21,162.76
11/30/07             20,845.46               20,643.56               20,297.71
12/31/07             20,571.53               20,454.11               20,035.84
01/31/08             19,153.50               19,011.59               18,504.72
02/29/08             19,183.88               18,841.93               18,397.62
03/31/08             19,477.62               18,724.17               18,221.27
04/30/08             20,075.22               19,543.91               19,178.94
05/31/08             20,399.34               19,814.14               19,471.39
06/30/08             18,677.45               18,175.54               17,918.41
07/31/08             18,414.10               17,751.86               17,480.58
08/31/08             18,191.27               17,556.69               17,235.04
09/30/08             16,601.05               15,700.52               15,185.14
10/31/08             13,916.93               12,879.33               12,306.02
11/30/08             12,944.56               12,016.06               11,509.47
12/31/08             13,577.53               12,522.97               11,878.73
01/31/09             12,226.11               11,585.03               10,838.09
02/28/09             11,043.62               10,598.30               9,728.71
03/31/09             11,951.60               11,301.66               10,462.34
04/30/09             13,102.42               12,366.85               11,636.00
05/31/09             14,200.45               13,484.06               12,690.29
06/30/09             14,242.68               13,457.42               12,633.04
07/31/09             15,636.33               14,581.15               13,703.02
08/31/09             16,122.00               15,160.80               14,268.34
09/30/09             16,892.73               15,714.25               14,837.05
10/31/09             16,575.99               15,390.77               14,573.08
11/30/09             17,410.07               15,989.61               15,168.58
12/31/09             17,836.00               16,412.89               15,440.96
01/31/10             17,082.67               15,789.99               14,802.77
02/28/10             17,305.48               16,010.03               15,011.44
03/31/10             18,369.70               16,944.85               15,941.11
04/30/10             18,327.15               17,010.28               15,943.34
05/31/10             16,465.72               15,433.33               14,422.27
06/30/10             16,072.15               14,972.06               13,921.88
07/31/10             17,423.02               16,157.92               15,050.57
08/31/10             16,646.54               15,538.22               14,488.66
09/30/10             18,327.15               17,060.53               15,839.67
10/31/10             19,114.27               17,743.31               16,430.10
11/30/10             18,667.53               17,385.02               16,075.38
12/31/10             20,009.39               18,610.40               17,257.33
01/31/11             20,148.49               18,874.10               17,647.20
02/28/11             20,779.80               19,478.24               18,265.08
03/31/11             20,694.20               19,517.73               18,084.96
04/30/11             22,010.33               20,248.29               18,853.25
05/31/11             21,839.12               19,812.29               18,462.13
06/30/11             21,550.22               19,435.86               18,170.07
07/31/11             21,079.41               18,996.50               17,840.61
08/31/11             19,495.78               17,469.79               16,583.61
09/30/11             17,666.04               15,675.52               15,151.27
10/31/11             19,720.48               17,308.58               16,718.47
11/30/11             19,420.88               16,998.72               16,310.28
12/31/11             19,139.17               16,757.04               16,301.22
01/31/12             20,197.66               17,826.20               17,119.26
02/29/12             21,266.95               18,710.76               17,955.52
03/31/12             21,882.60               18,832.64               18,186.36
04/30/12             21,709.78               18,500.98               17,979.84
05/31/12             19,884.43               16,848.46               16,427.75
06/30/12             20,726.90               17,598.45               17,264.83
07/31/12             21,050.93               17,843.63               17,486.78
08/31/12             21,720.59               18,156.10               17,930.10
09/30/12             22,260.63               18,621.53               18,422.70
10/31/12             22,293.03               18,606.29               18,298.21
11/30/12             22,973.49               18,816.26               18,532.51
12/31/12             23,619.54               19,423.09               18,881.04
01/31/13             24,960.81               20,386.51               19,842.83
02/28/13             25,178.91               20,343.90               19,875.60
03/31/13             25,713.24               20,807.04               20,342.62
04/30/13             26,083.99               21,399.19               20,981.71
05/31/13             26,432.93               21,537.29               20,989.63

                                   [END CHART]

                          Data from 5/31/03 to 5/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

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                                                        INVESTMENT OVERVIEW |  7

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USAA WORLD GROWTH FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: USWGX)

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                                         5/31/13                    5/31/12
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Net Assets                             $8.5 Million               $5.8 Million
Net Asset Value Per Share                 $24.17                     $18.37

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/13
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   1 Year                                             Since Inception 8/01/10
   32.47%                                                      14.50%

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                          EXPENSE RATIOS AS OF 5/31/12*
-------------------------------------------------------------------------------
  Before Reimbursement     1.76%                After Reimbursement     1.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.60% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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8  | USAA WORLD GROWTH FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA WORLD GROWTH         MSCI WORLD          LIPPER GLOBAL
                 FUND ADVISER SHARES          INDEX              FUNDS INDEX
07/31/10             $10,000.00             $10,000.00            $10,000.00
08/31/10               9,321.02               9,626.65              9,616.47
09/30/10              10,256.10              10,524.29             10,558.61
10/31/10              10,696.84              10,916.59             10,981.18
11/30/10              10,446.69              10,680.91             10,759.44
12/31/10              11,190.54              11,466.23             11,517.82
01/31/11              11,262.39              11,725.27             11,681.02
02/28/11              11,615.65              12,135.80             12,054.91
03/31/11              11,567.75              12,016.12             12,079.35
04/30/11              12,298.22              12,526.60             12,531.49
05/31/11              12,196.43              12,266.73             12,261.66
06/30/11              12,028.78              12,072.67             12,028.69
07/31/11              11,765.33              11,853.77             11,756.77
08/31/11              10,879.19              11,018.59             10,811.90
09/30/11               9,855.34              10,066.91              9,701.45
10/31/11              10,998.94              11,108.19             10,712.13
11/30/11              10,831.29              10,836.98             10,520.36
12/31/11              10,668.98              10,830.96             10,370.79
01/31/12              11,259.70              11,374.49             11,032.48
02/29/12              11,850.41              11,930.12             11,579.93
03/31/12              12,187.96              12,083.50             11,655.36
04/30/12              12,091.52              11,946.28             11,450.10
05/31/12              11,072.84              10,915.03             10,427.37
06/30/12              11,543.00              11,471.21             10,891.53
07/31/12              11,717.80              11,618.68             11,043.27
08/31/12              12,085.49              11,913.23             11,236.65
09/30/12              12,386.87              12,240.53             11,524.70
10/31/12              12,398.93              12,157.81             11,515.27
11/30/12              12,772.64              12,313.49             11,645.22
12/31/12              13,126.94              12,545.06             12,020.78
01/31/13              13,867.35              13,184.10             12,617.04
02/28/13              13,982.65              13,205.87             12,590.67
03/31/13              14,273.96              13,516.17             12,877.30
04/30/13              14,480.30              13,940.80             13,243.78
05/31/13              14,668.44              13,946.07             13,329.25

                                   [END CHART]

                      Data from 7/31/10 to 5/31/13.*

                      See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Lipper Global Funds Index and the MSCI World Index is calculated from the end of the month of July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 5/31/13
                                (% of Net Assets)

Household Products ........................................................ 5.4%
Pharmaceuticals ........................................................... 4.9%
Packaged Foods & Meat ..................................................... 4.7%
Industrial Gases .......................................................... 4.6%
Movies & Entertainment .................................................... 4.6%
Asset Management & Custody Banks .......................................... 4.5%
Diversified Banks ......................................................... 4.3%
Aerospace & Defense ....................................................... 4.3%
Apparel, Accessories & Luxury Goods ....................................... 3.5%
Distillers & Vintners ..................................................... 3.4%

                           o TOP 10 EQUITY HOLDINGS o
                                  AS OF 5/31/13
                                (% of Net Assets)

Walt Disney Co. ........................................................... 2.9%
Linde AG .................................................................. 2.9%
Nestle S.A. ............................................................... 2.6%
Reckitt Benckiser Group plc ............................................... 2.5%
Honeywell International, Inc. ............................................. 2.4%
Heineken N.V. ............................................................. 2.3%
Diageo plc ................................................................ 2.3%
Thermo Fisher Scientific, Inc. ............................................ 2.2%
Visa, Inc. "A" ............................................................ 2.2%
State Street Corp. ........................................................ 2.1%

You will find a complete list of securities that the Fund owns on pages 14-19.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

                        o ASSET ALLOCATION -- 5/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED STATES                                                             45.0%
UNITED KINGDOM                                                            10.8%
FRANCE                                                                     8.2%
GERMANY                                                                    7.4%
SWITZERLAND                                                                7.1%
NETHERLANDS                                                                5.1%
OTHER*                                                                    14.4%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

83.30% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $313,000 as long-term capital gains for the fiscal year ended May 31, 2013.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended May 31, 2013, by the Fund are $11,065,000 and $753,000, respectively.

For the fiscal year ended May 31, 2013, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $7,000 as qualifying interest income.

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA WORLD GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA World Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA World Growth Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 19, 2013

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (98.0%)

             CONSUMER DISCRETIONARY (17.1%)
             ------------------------------
             ADVERTISING (2.2%)
  143,680    Omnicom Group, Inc.                                        $  8,927
  629,868    WPP plc(a)                                                   10,758
                                                                        --------
                                                                          19,685
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
  206,491    Burberry Group plc(a)                                         4,501
  121,443    Compagnie Financiere Richemont S.A.(a)                       10,674
   88,691    LVMH Moet Hennessy - Louis Vuitton S.A.(a)                   15,420
                                                                        --------
                                                                          30,595
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.9%)
  171,850    Delphi Automotive plc                                         8,388
                                                                        --------
             CABLE & SATELLITE (1.0%)
  303,970    British Sky Broadcasting Group plc(a)                         3,600
   57,410    Time Warner Cable, Inc.                                       5,483
                                                                        --------
                                                                           9,083
                                                                        --------
             CASINOS & GAMING (0.4%)
  569,922    William Hill plc(a)                                           3,790
                                                                        --------
             FOOTWEAR (0.4%)
   59,000    NIKE, Inc. "B"                                                3,638
                                                                        --------
             GENERAL MERCHANDISE STORES (0.9%)
  111,780    Target Corp.                                                  7,769
                                                                        --------
             MOTORCYCLE MANUFACTURERS (0.2%)
   31,740    Harley-Davidson, Inc.                                         1,731
                                                                        --------
             MOVIES & ENTERTAINMENT (4.6%)
  177,270    Time Warner, Inc.                                            10,347
   64,320    Viacom, Inc. "B"                                              4,238
  416,610    Walt Disney Co.                                              26,280
                                                                        --------
                                                                          40,865
                                                                        --------
             RESTAURANTS (2.3%)
  802,980    Compass Group plc(a)                                         10,539

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   89,147    McDonald's Corp.                                           $  8,609
   25,470    Whitbread plc(a)                                              1,104
                                                                        --------
                                                                          20,252
                                                                        --------
             SPECIALTY STORES (0.7%)
  196,730    Sally Beauty Holdings, Inc.*                                  6,022
                                                                        --------
             Total Consumer Discretionary                                151,818
                                                                        --------
             CONSUMER STAPLES (18.6%)
             ------------------------
             BREWERS (3.2%)
   79,187    Carlsberg A.S. "B"(a)                                         7,533
  297,662    Heineken N.V.(a)                                             20,644
                                                                        --------
                                                                          28,177
                                                                        --------
             DISTILLERS & VINTNERS (3.4%)
  687,638    Diageo plc(a)                                                20,358
   84,608    Pernod Ricard S.A.(a)                                        10,160
                                                                        --------
                                                                          30,518
                                                                        --------
             DRUG RETAIL (1.0%)
  194,240    Walgreen Co.                                                  9,277
                                                                        --------
             FOOD RETAIL (0.3%)
   31,700    Lawson, Inc.(a)                                               2,301
                                                                        --------
             HOUSEHOLD PRODUCTS (5.4%)
  213,227    Colgate-Palmolive Co.                                        12,333
   42,445    Procter & Gamble Co.                                          3,258
  312,775    Reckitt Benckiser Group plc(a)                               22,315
  386,667    Svenska Cellulosa AB "B"(a)                                   9,606
                                                                        --------
                                                                          47,512
                                                                        --------
             PACKAGED FOODS & MEAT (4.7%)
  213,805    DANONE S.A.(a)                                               15,706
   26,147    J.M. Smucker Co.                                              2,640
  358,488    Nestle S.A.(a)                                               23,655
                                                                        --------
                                                                          42,001
                                                                        --------
             SOFT DRINKS (0.6%)
  124,820    Dr. Pepper Snapple Group, Inc.                                5,739
                                                                        --------
             Total Consumer Staples                                      165,525
                                                                        --------
             ENERGY (3.3%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (2.9%)
  121,400    National-Oilwell Varco, Inc.                                  8,535
  186,440    Saipem S.p.A.(a)                                              4,948
  168,370    Schlumberger Ltd.                                            12,296
                                                                        --------
                                                                          25,779
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
      895    INPEX Corp.(a)                                             $  3,781
                                                                        --------
             Total Energy                                                 29,560
                                                                        --------
             FINANCIALS (13.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (4.5%)
  470,471    Bank of New York Mellon Corp.                                14,142
  170,149    Julius Baer Group Ltd.*(a)                                    6,667
  286,660    State Street Corp.                                           18,971
                                                                        --------
                                                                          39,780
                                                                        --------
             CONSUMER FINANCE (1.6%)
   71,900    Aeon Credit Service Co. Ltd.(a)                               1,928
  167,000    American Express Co.                                         12,643
                                                                        --------
                                                                          14,571
                                                                        --------
             DIVERSIFIED BANKS (4.3%)
   15,874    Credicorp Ltd.                                                2,185
  142,681    Erste Group Bank AG(a)                                        4,527
  131,600    ICICI Bank Ltd. ADR                                           5,918
  500,731    Itau Unibanco Holding S.A. ADR                                7,531
   17,025    Komercni Banka A.S.(a)                                        3,216
  951,640    Sberbank of Russia(a)                                         2,930
  500,695    Standard Chartered plc(a)                                    11,514
                                                                        --------
                                                                          37,821
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.9%)
  463,118    UBS AG*(a)                                                    8,055
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (1.1%)
   63,303    Goldman Sachs Group, Inc.                                    10,260
                                                                        --------
             REINSURANCE (0.7%)
   84,908    Swiss Re Ltd.*(a)                                             6,228
                                                                        --------
             SPECIALIZED FINANCE (0.6%)
   76,564    Deutsche Boerse AG(a)                                         4,956
                                                                        --------
             Total Financials                                            121,671
                                                                        --------
             HEALTH CARE (12.2%)
             -------------------
             HEALTH CARE EQUIPMENT (3.3%)
  207,810    Medtronic, Inc.                                              10,601
   48,382    Sonova Holding AG*(a)                                         5,330
  315,040    St. Jude Medical, Inc.                                       13,619
                                                                        --------
                                                                          29,550
                                                                        --------

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.8%)
  164,700    DENTSPLY International, Inc.                               $  6,878
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (3.2%)
  218,630    Thermo Fisher Scientific, Inc.                               19,305
   97,100    Waters Corp.*                                                 9,390
                                                                        --------
                                                                          28,695
                                                                        --------
             PHARMACEUTICALS (4.9%)
  169,972    Bayer AG(a)                                                  18,284
   70,410    Johnson & Johnson                                             5,927
   78,688    Merck KGaA(a)                                                12,454
   26,088    Roche Holding AG(a)                                           6,455
                                                                        --------
                                                                          43,120
                                                                        --------
             Total Health Care                                           108,243
                                                                        --------
             INDUSTRIALS (13.5%)
             -------------------
             AEROSPACE & DEFENSE (4.3%)
  267,480    Honeywell International, Inc.                                20,987
  177,170    United Technologies Corp.                                    16,813
                                                                        --------
                                                                          37,800
                                                                        --------
             AIR FREIGHT & LOGISTICS (1.6%)
  168,870    United Parcel Service, Inc. "B"                              14,506
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
  231,743    Legrand S.A.(a)                                              11,335
   22,370    Rockwell Automation, Inc.                                     1,969
  159,370    Schneider Electric S.A.(a)                                   12,472
                                                                        --------
                                                                          25,776
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
   92,610    Adecco S.A.*(a)                                               5,147
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.8%)
  141,952    3M Co.                                                       15,653
                                                                        --------
             MARINE (0.2%)
   15,110    Kuehne & Nagel International AG(a)                            1,694
                                                                        --------
             RAILROADS (1.7%)
  148,826    Canadian National Railway Co.                                15,072
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   26,477    Brenntag AG(a)                                                4,036
                                                                        --------
             Total Industrials                                           119,684
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (12.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.7%)
   89,970    Autodesk, Inc.*                                            $  3,394
   21,507    Dassault Systemes S.A.(a)                                     2,705
                                                                        --------
                                                                           6,099
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.7%)
  269,930    Cisco Systems, Inc.                                           6,500
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
  108,125    Visa, Inc. "A"                                               19,261
                                                                        --------
             ELECTRONIC COMPONENTS (1.7%)
  115,570    Amphenol Corp. "A"                                            9,003
  315,100    HOYA Corp.(a)                                                 6,324
                                                                        --------
                                                                          15,327
                                                                        --------
             IT CONSULTING & OTHER SERVICES (2.1%)
  229,530    Accenture plc "A"                                            18,847
                                                                        --------
             OFFICE ELECTRONICS (0.7%)
  176,500    Canon, Inc.(a)                                                6,075
                                                                        --------
             SEMICONDUCTORS (2.0%)
  135,610    Altera Corp.                                                  4,501
  152,270    Microchip Technology, Inc.                                    5,555
    5,603    Samsung Electronics Co. Ltd.(a)                               7,556
                                                                        --------
                                                                          17,612
                                                                        --------
             SYSTEMS SOFTWARE (2.2%)
   62,530    Check Point Software Technologies Ltd.*                       3,131
  484,850    Oracle Corp.                                                 16,369
                                                                        --------
                                                                          19,500
                                                                        --------
             Total Information Technology                                109,221
                                                                        --------
             MATERIALS (7.0%)
             ----------------
             DIVERSIFIED CHEMICALS (1.4%)
  187,958    AkzoNobel N.V.(a)                                            12,000
                                                                        --------
             INDUSTRIAL GASES (4.6%)
   37,693    Air Liquide S.A.(a)                                           4,809
  135,540    Linde AG(a)                                                  26,013
   89,127    Praxair, Inc.                                                10,190
                                                                        --------
                                                                          41,012
                                                                        --------
             SPECIALTY CHEMICALS (1.0%)
  113,470    International Flavors & Fragrances, Inc.                      9,111
                                                                        --------
             Total Materials                                              62,123
                                                                        --------

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    47,892   Red Electrica Corporacion S.A.(a)                          $  2,534
                                                                        --------
             Total Utilities                                               2,534
                                                                        --------
             Total Common Stocks (cost: $610,181)                        870,379
                                                                        --------

             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
15,672,176   State Street Institutional Liquid Reserve
               Fund, 0.09%(b) (cost: $15,672)                             15,672
                                                                        --------

             TOTAL INVESTMENTS (COST: $625,853)                         $886,051
                                                                        ========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $473,742             $396,637              $-      $870,379

Money Market Instruments:
  Money Market Funds                       15,672                    -               -        15,672
----------------------------------------------------------------------------------------------------
Total                                    $489,414             $396,637              $-      $886,051
----------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through May 31, 2013, common stocks with a fair value of $286,412,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.9% of net assets at May 31, 2013.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at May 31, 2013, by USAA Asset Management Company in accordance with valuation procedures approved by the Board of Trustees. The total value of all such securities was $396,637,000, which represented 44.7% of net assets of the fund.

    (b) Rate represents the money market fund annualized seven-day yield at May 31, 2013.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $625,853)        $886,051
   Cash denominated in foreign currencies (identified cost of $814)          814
   Receivables:
      Capital shares sold                                                  1,513
      Dividends and interest                                               2,037
      Unrealized appreciation on foreign currency
         contracts held, at value                                              2
                                                                        --------
         Total assets                                                    890,417
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 1,594
      Capital shares redeemed                                                419
   Accrued management fees                                                   592
   Accrued transfer agent's fees                                              29
   Other accrued expenses and payables                                       115
                                                                        --------
         Total liabilities                                                 2,749
                                                                        --------
            Net assets applicable to capital shares outstanding         $887,668
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $614,601
   Accumulated undistributed net investment income                         5,515
   Accumulated net realized gain on investments                            7,375
   Net unrealized appreciation of investments                            260,198
   Net unrealized depreciation of foreign currency translations              (21)
                                                                        --------
            Net assets applicable to capital shares outstanding         $887,668
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $879,178/36,263 shares outstanding)    $  24.24
                                                                        ========
      Adviser Shares (net assets of $8,490/351 shares outstanding)      $  24.17
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,008)                  $ 16,102
   Interest                                                                   15
                                                                        --------
         Total income                                                     16,117
                                                                        --------
EXPENSES
   Management fees                                                         5,796
   Administration and servicing fees:
      Fund Shares                                                          1,096
      Adviser Shares                                                          10
   Transfer agent's fees:
      Fund Shares                                                          1,799
   Distribution and service fees (Note 6F):
      Adviser Shares                                                          17
   Custody and accounting fees:
      Fund Shares                                                            213
      Adviser Shares                                                           2
   Postage:
      Fund Shares                                                             70
   Shareholder reporting fees:
      Fund Shares                                                             58
   Trustees' fees                                                             11
   Registration fees:
      Fund Shares                                                             43
      Adviser Shares                                                          28
   Professional fees                                                         110
   Other                                                                      18
                                                                        --------
         Total expenses                                                    9,271
   Expenses reimbursed:
      Adviser Shares                                                          (2)
                                                                        --------
         Net expenses                                                      9,269
                                                                        --------
NET INVESTMENT INCOME                                                      6,848
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         12,302
      Foreign currency transactions                                          (42)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        186,697
      Foreign currency translations                                           14
                                                                        --------
      Net realized and unrealized gain                                   198,971
                                                                        --------
   Increase in net assets resulting from operations                     $205,819
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                2013         2012
---------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $  6,848     $  5,855
   Net realized gain on investments                           12,302        1,526
   Net realized loss on foreign currency transactions            (42)        (109)
   Change in net unrealized appreciation/depreciation of:
      Investments                                            186,697      (67,410)
      Foreign currency translations                               14          (99)
                                                            ---------------------
      Increase (decrease) in net assets resulting from
         operations                                          205,819      (60,237)
                                                            ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                             (6,556)      (5,262)
      Adviser Shares                                             (44)         (37)
                                                            ---------------------
         Total distributions of net investment income         (6,600)      (5,299)
                                                            ---------------------
   Net realized gains:
      Fund Shares                                               (310)           -
      Adviser Shares                                              (3)           -
                                                            ---------------------
         Total distributions of net realized gains              (313)           -
                                                            ---------------------
      Distributions to shareholders                           (6,913)           -
                                                            ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                66,494       38,051
   Adviser Shares                                                816            8
                                                            ---------------------
      Total net increase in net assets from capital
         share transactions                                   67,310       38,059
                                                            ---------------------
   Net increase (decrease) in net assets                     266,216      (27,477)

NET ASSETS
   Beginning of year                                         621,452      648,929
                                                            ---------------------
   End of year                                              $887,668     $621,452
                                                            =====================
Accumulated undistributed net investment income:
   End of year                                              $  5,515     $  5,309
                                                            =====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

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24  | USAA WORLD GROWTH FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended May 31, 2013, the Fund did not receive any brokerage commission recapture credits. For the year ended May 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

G. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended May 31, 2013, the Adviser Shares incurred redemption fees of less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended May 31, 2013, the Fund paid CAPCO facility fees of $5,000, which represents 1.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended May 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and increase accumulated net realized gains on investments by $42,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2013, and May 31, 2012, was as follows:

                                                2013                  2012
                                             --------------------------------
Ordinary income*                             $6,600,000            $5,299,000
Long-term realized capital gains                313,000                     -

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

As of May 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $  5,304,000
Undistributed long-term capital gains                                7,763,000
Unrealized appreciation of investments                             260,026,000
Unrealized depreciation on foreign currency translations               (21,000)

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, return of capital of dividends and the mark-to-market adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended May 31, 2013, the Fund utilized pre-enactment capital loss carryforwards of $2,244,000 to offset capital gains. At May 31, 2013, the Fund had no pre-enactment capital loss carryforward and no post-enactment capital loss carryforwards, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the year ended May 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2013, were $142,731,000 and $83,854,000, respectively.

As of May 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $626,025,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2013, for federal income tax purposes, were $274,807,000 and $14,781,000, respectively, resulting in net unrealized appreciation of $260,026,000.

(5) CAPITAL SHARE TRANSACTIONS

At May 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                                   YEAR ENDED            YEAR ENDED
                                                  MAY 31, 2013          MAY 31, 2012
----------------------------------------------------------------------------------------
                                              SHARES       AMOUNT    SHARES       AMOUNT
                                              ------------------------------------------
FUND SHARES:
Shares sold                                    9,075    $ 201,436     8,673    $ 163,830
Shares issued from reinvested dividends          313        6,761       296        5,186
Shares redeemed                               (6,570)    (141,703)   (6,998)    (130,965)
                                              ------------------------------------------
Net increase from capital share transactions   2,818    $  66,494     1,971    $  38,051
                                              ==========================================
ADVISER SHARES:
Shares sold                                       36    $     829         -*   $      13
Shares issued from reinvested dividends            -*           1         -*           -*
Shares redeemed                                   (1)         (14)       (-)*         (5)
                                              ------------------------------------------
Net increase from capital share transactions      35    $     816         -*   $       8
                                              ==========================================

*Represents less than 500 shares or $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended May 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,796,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $263,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the year ended May 31, 2013, the Manager incurred subadvisory fees, paid or payable to MFS, of $2,324,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended May 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,096,000 and $10,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2013, the Fund reimbursed the Manager $23,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 1.60% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended May 31, 2013, the Adviser Shares incurred reimbursable expenses of $2,000.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

    agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,799,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended May 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $17,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2013, USAA and its affiliates owned 315,000 shares, which represent 89.8% of the Adviser Shares and 0.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

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38  | USAA WORLD GROWTH FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MAY 31,
                                           ----------------------------------------------------------
                                               2013        2012        2011        2010          2009
                                           ----------------------------------------------------------
Net asset value at beginning of period     $  18.41    $  20.41    $  15.48    $  13.47      $  20.15
                                           ----------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                         .19         .17         .16         .12           .18
  Net realized and unrealized gain (loss)      5.85       (2.01)       4.88        2.02         (6.34)
                                           ----------------------------------------------------------
Total from investment operations               6.04       (1.84)       5.04        2.14         (6.16)
                                           ----------------------------------------------------------
Less distributions from:
  Net investment income                        (.20)       (.16)       (.11)       (.13)         (.21)
  Realized capital gains                       (.01)          -           -           -          (.31)
                                           ----------------------------------------------------------
Total distributions                            (.21)       (.16)       (.11)       (.13)         (.52)
                                           ----------------------------------------------------------
Net asset value at end of period           $  24.24    $  18.41    $  20.41    $  15.48      $  13.47
                                           ==========================================================
Total return (%)*                             32.93       (8.95)      32.63       15.78(a)     (30.32)
Net assets at end of period (000)          $879,178    $615,644    $642,494    $434,958      $364,118
Ratios to average net assets:**
  Expenses (%)(b)                              1.25        1.30        1.29        1.34(a)       1.42
  Net investment income (%)                     .93         .96         .95         .76          1.31
Portfolio turnover (%)                           12          12          17          15            20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2013, average net assets were $731,952,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       PERIOD ENDED
                                               YEAR ENDED MAY 31,         MAY 31,
                                              -------------------------------------
                                                2013         2012         2011***
                                              -------------------------------------
Net asset value at beginning of period        $18.37       $20.38         $16.79
                                              ----------------------------------
Income (loss) from investment operations:
  Net investment income                          .13          .12            .12
  Net realized and unrealized gain (loss)       5.82        (2.01)          3.57
                                              ----------------------------------
Total from investment operations                5.95        (1.89)          3.69
                                              ----------------------------------
Less distributions from:
  Net investment income                         (.14)        (.12)          (.10)
  Realized capital gains                        (.01)           -              -
                                              ----------------------------------
Total distributions                             (.15)        (.12)          (.10)
                                              ----------------------------------
Net asset value at end of period              $24.17       $18.37         $20.38
                                              ==================================
Total return (%)*                              32.47        (9.26)         22.02
Net assets at end of period (000)             $8,490       $5,808         $6,435
Ratios to average net assets:**
  Expenses (%)(a)                               1.60         1.60           1.60(b)
  Expenses, excluding reimbursements (%)(a)     1.63         1.76           1.92(b)
  Net investment income (%)                      .59          .64            .80(b)
Portfolio turnover (%)                            12           12             17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2013, average net assets were $6,948,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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40  | USAA WORLD GROWTH FUND

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EXPENSE EXAMPLE

May 31, 2013 (unaudited)

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EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2012, through May 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed

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                                                           EXPENSE EXAMPLE |  41

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rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                      BEGINNING                ENDING           DURING PERIOD*
                                    ACCOUNT VALUE           ACCOUNT VALUE      DECEMBER 1, 2012 -
                                   DECEMBER 1, 2012          MAY 31, 2013         MAY 31, 2013
                                   --------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00               $1,150.60              $6.59

Hypothetical
 (5% return before expenses)           1,000.00                1,018.80               6.19

ADVISER SHARES
Actual                                 1,000.00                1,148.40               8.57

Hypothetical
 (5% return before expenses)           1,000.00                1,016.95               8.05

* Expenses are equal to the annualized expense ratio of 1.23% for Fund Shares and 1.60% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 15.06% for Fund Shares and 14.84% for Adviser Shares for the six-month period of December 1, 2012, through May 31, 2013.

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42  | USAA WORLD GROWTH FUND

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ADVISORY AGREEMENT(S)

May 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

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                                                     ADVISORY AGREEMENT(S) |  43

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At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

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44  | USAA WORLD GROWTH FUND

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The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered.

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group"), and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in similar investment

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

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classifications/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the Fund's management fee, including the performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement relating to the Fund are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee. The Board also took into account management's discussion of the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-, three-, and five-year periods ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The

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46  | USAA WORLD GROWTH FUND

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information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board considered the fact that the Manager pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of

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                                                     ADVISORY AGREEMENT(S) |  47

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funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on their conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the

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48  | USAA WORLD GROWTH FUND

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Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2012, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objective and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

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50  | USAA WORLD GROWTH FUND

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

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INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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52  | USAA WORLD GROWTH FUND

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BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

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PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as a one-year Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

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54  | USAA WORLD GROWTH FUND

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

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ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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56  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                    Daniel S. McNamara
                            Robert L. Mason, Ph.D.
                            Barbara B. Ostdiek, Ph.D.
                            Michael F. Reimherr
                            Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND           USAA Asset Management Company
INVESTMENT ADVISER          P.O. Box 659453
                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND             USAA Investment Management Company
DISTRIBUTOR                 P.O. Box 659453
                            San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT              USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND               State Street Bank and Trust Company
ACCOUNTING AGENT            P.O. Box 1713
                            Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                 Ernst & Young LLP
REGISTERED PUBLIC           100 West Houston St., Suite 1800
ACCOUNTING FIRM             San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                 Under "My Accounts" on
SELF-SERVICE 24/7           usaa.com select "Investments,"
AT USAA.COM                 then "Mutual Funds"

OR CALL                     Under "Investments" view
(800) 531-USAA              account balances, or click
        (8722)              "I want to...," and select
                            the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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   23411-0713                                (C)2013, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2013 and 2012 were $420,575 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended May 31, 2013 and 2012 were $15,500 and $0, respectively. No other fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended May 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for May 31, 2013 and 2012 were $402,750 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS



PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:    07/24/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/25/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/24/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.